Capital Structure, Financial Risk and Related Items - RSU Activity (Details)	12 Months Ended
	Dec. 31, 2020 kr / shares shares	Dec. 31, 2019 kr / shares shares	Dec. 31, 2018 kr / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	72,138	15,374	21,711
Weighted average fair value of RSU granted | kr / shares	kr 1,927.83	kr 1,511.70	kr 1,033.95
Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	28,424
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	589		4,582
Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	43,125	15,374	17,129
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	307,907	218,902	168,044
Granted	46,522	116,742	102,639
Settled	(46,855)	(22,189)	(47,450)
Cancelled	(13,646)	(5,548)	(4,331)
Outstanding at end of period	293,928	307,907	218,902
RSUs | Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	19,953	20,127	24,328
Granted	2,929	3,708	5,224
Settled	(6,470)	(2,631)	(9,425)
Transferred	(2,822)	(1,251)
Cancelled	(1,025)
Outstanding at end of period	12,565	19,953	20,127
RSUs | Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	72,865	66,152	83,857
Granted	9,032	25,793	18,020
Settled	(12,253)	(19,080)	(35,725)
Transferred	(2,334)
Cancelled	(1,128)
Outstanding at end of period	66,182	72,865	66,152
RSUs | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	208,859	130,046	55,475
Granted	34,431	87,168	79,395
Settled	(22,196)
Transferred	(22,762)	(8,355)	(3,358)
Cancelled	(958)		(1,466)
Outstanding at end of period	197,374	208,859	130,046
RSUs | Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	6,230	2,577	4,384
Granted	130	73
Settled	(5,936)	(478)	(2,300)
Transferred	27,918	9,606	3,358
Cancelled	(10,535)	(5,548)	(2,865)
Outstanding at end of period	17,807	6,230	2,577